Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
C000001378 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 4.50%
Accumulated Value	$ 9,548		$ 10,173	$ 10,197	$ 10,302	$ 10,754	$ 10,976	$ 11,555	$ 10,622	$ 10,580	$ 10,901	$ 10,995
C000001376 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		10,579	10,524	10,544	10,932	11,066	11,561	10,551	10,429	10,660	10,669
C000073387 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,680	10,733	10,870	11,384	11,639	12,283	11,316	11,308	11,669	11,797
C000130450 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	1,000,000		1,068,344	1,073,860	1,087,853	1,139,503	1,165,483	1,230,030	1,130,908	1,127,652	1,163,922	1,177,600
C000000023 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
Accumulated Value	10,000		10,676	10,726	10,859	11,360	11,621	12,260	11,294	11,274	11,639	11,763
Bloomberg U S Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,587	$ 10,742	$ 10,861	$ 11,556	$ 12,016	$ 12,585	$ 11,731	$ 11,788	$ 12,103	$ 12,349